Postretirement Benefits (Components Of Postretirement Benefit Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1	$ 1	$ 1
Interest cost	11	11	14
Amortization of Gains (Losses)	5	6	5
Amortization of prior service credits	(4)	(10)	(13)
Net periodic pension expense	13	8	7
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	1	1
Interest cost	3	5	6
Amortization of Gains (Losses)	2	1	1
Amortization of prior service credits	(4)	(2)	(1)
Net periodic pension expense	$ 1	$ 5	$ 7